Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2014
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2014	2013
Immediate fixed annuities:
Structured settlement annuities	$2,010,807	$1,903,194
Other immediate fixed annuities	54,834	43,775
Traditional life insurance	201,661	192,114
Accident and health insurance	11,209	10,396
Other	1,845	1,837

Total reserve for life-contingent contract benefits	$2,280,356	$2,151,316

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.6% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $257.3 million and $168.3 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014 and 2013, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

As of December 31, contractholder funds consist of the following:

($ in thousands)	2014	2013
Interest-sensitive life insurance	$718,126	$696,878
Investment contracts:
Fixed annuities	2,660,522	2,952,798
Other investment contracts	23,946	20,881

Total contractholder funds	$3,402,594	$3,670,557

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 9.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2014	2013	2012
Balance, beginning of year	$3,670,557	$3,958,440	$4,344,897
Deposits	105,626	109,282	115,708
Interest credited	118,957	129,687	144,284
Benefits	(145,889)	(152,822)	(149,800)
Surrenders and partial withdrawals	(279,835)	(284,755)	(409,575)
Contract charges	(71,332)	(70,856)	(67,695)
Net transfers from separate accounts	143	153	38
Other adjustments	4,367	(18,572)	(19,417)

Balance, end of year	$3,402,594	$3,670,557	$3,958,440

The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $322.1 million and $362.5 million of equity, fixed income and balanced mutual funds and $50.6 million and $65.0 million of money market mutual funds as of December 31, 2014 and 2013, respectively.

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2014	2013
In the event of death
Separate account value	$372.7	$427.4
Net amount at risk (1)	$10.1	$12.2
Average attained age of contractholders	65 years	65 years
At annuitization (includes income benefit guarantees)
Separate account value	$26.2	$29.9
Net amount at risk (2)	$1.9	$2.0
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$24.9	$28.6
Net amount at risk (3)	$0.2	$0.2
Accumulation at specified dates
Separate account value	$112.8	$135.8
Net amount at risk (4)	$1.7	$1.7
Weighted average waiting period until guarantee date	3 years	4 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2013 (1)	$11,619	$2,341	$8,602	$22,562
Less reinsurance recoverables	1,680	2,333	8,602	12,615

Net balance as of December 31, 2013	9,939	8	—	9,947
Incurred guarantee benefits	5,189	(4)	—	5,185
Paid guarantee benefits	—	—	—	—

Net change	5,189	(4)	—	5,185
Net balance as of December 31, 2014	15,128	4	—	15,132
Plus reinsurance recoverables	1,725	2,171	6,645	10,541

Balance, December 31, 2014 (2)	$16,853	$2,175	$6,645	$25,673

Balance, December 31, 2012 (3)	$10,463	$5,174	$17,579	$33,216
Less reinsurance recoverables	2,077	5,166	17,579	24,822

Net balance as of December 31, 2012	8,386	8	—	8,394
Incurred guarantee benefits	1,553	—	—	1,553
Paid guarantee benefits	—	—	—	—

Net change	1,553	—	—	1,553
Net balance as of December 31, 2013	9,939	8	—	9,947
Plus reinsurance recoverables	1,680	2,333	8,602	12,615

Balance, December 31, 2013 (1)	$11,619	$2,341	$8,602	$22,562

(1)

Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.

(2)

Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $15.1 million.

(3)

Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of 8.4 million.